Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) (Restricted stock units (market condition) [Member], AUD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restricted stock units (market condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Sep. 14, 2012	Sep. 15, 2011
Dividend yield (per annum)	1.50%	2.00%
Expected volatility	52.20%	51.90%
Risk free interest rate	0.70%	1.00%
Expected life in years	3 years	3 years
JHX stock price at grant date (A$)	8.95	5.64
Number of restricted stock units	432,654	954,705